COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) - Purchase commitment - Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity ¥ in Thousands	Sep. 30, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Three months ended December 31, 2024	¥ 272,487
2025	469,944
2026	249,421
2027	160,558
2028	127,824
2029 and thereafter	2,912
Commitments to purchase	¥ 1,283,146